PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of April 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Short-Term Investments 98.6%
U.S. Treasury Obligations(n) 85.5%
U.S. Treasury Bills	0.068%	09/08/22	21,230	$21,150,042

U.S. Treasury Bills	0.677	09/08/22(bb)(k)	5,770	5,748,268

U.S. Treasury Bills	1.134	01/26/23	40,500	40,016,251

Total U.S. Treasury Obligations (cost $67,139,749)				66,914,561

	Shares
Unaffiliated Fund 13.1%
Dreyfus Government Cash Management (Institutional Shares)(bb) (cost $10,303,770)	10,303,770	10,303,770

TOTAL INVESTMENTS 98.6% (cost $77,443,519)		77,218,331
Other assets in excess of liabilities(z) 1.4%		1,059,556

Net Assets 100.0%		$78,277,887

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at April 30, 2022(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
52	Brent Crude	Jul. 2022	$5,571,280	$128,102
5	Coffee ’C’	Jul. 2022	416,438	(7,883)
19	Copper	Jul. 2022	2,094,038	(151,390)

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of April 30, 2022
Commodity Futures contracts outstanding at April 30, 2022(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
97	Corn	Jul. 2022	$3,945,475	$283,394
23	Cotton No. 2	Jul. 2022	1,674,745	137,650
14	Gasoline RBOB	Jul. 2022	1,984,147	201,519
52	Gold 100 OZ	Jun. 2022	9,940,840	(156,507)
26	Hard Red Winter Wheat	Jul. 2022	1,437,475	16,095
32	Lean Hogs	Jun. 2022	1,361,600	(150,534)
31	Live Cattle	Jun. 2022	1,644,860	(32,334)
21	LME Nickel	May 2022	4,000,122	1,121,567
14	LME Nickel	Jul. 2022	2,668,428	(144,128)
47	LME PRI Aluminum	May 2022	3,566,713	(28,397)
45	LME PRI Aluminum	Jul. 2022	3,431,531	(365,261)
27	LME Zinc	May 2022	2,795,344	308,351
27	LME Zinc	Jul. 2022	2,776,106	(129,144)
23	Low Sulphur Gas Oil	Jul. 2022	2,529,425	347,555
141	Natural Gas	Jul. 2022	10,370,550	1,524,143
33	No. 2 Soft Red Winter Wheat	Jul. 2022	1,741,988	(171)
20	NY Harbor ULSD	Jul. 2022	3,105,900	487,932
26	Silver	Jul. 2022	3,001,050	(202,377)
51	Soybean	Jul. 2022	4,296,113	155,030
53	Soybean Meal	Jul. 2022	2,291,190	(136,024)
58	Soybean Oil	Jul. 2022	2,929,464	446,516
127	Sugar #11 (World)	Jul. 2022	2,723,896	(80,696)
64	WTI Crude	Jul. 2022	6,588,160	497,357
				4,070,365
Short Positions:
21	LME Nickel	May 2022	4,000,122	(37,482)
1	LME Nickel	Jul. 2022	190,602	2,824
47	LME PRI Aluminum	May 2022	3,566,713	500,291
27	LME Zinc	May 2022	2,795,344	(73,583)
				392,050
				$4,462,415

(1)	Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2